Schedule of plant and equipment (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Gross book value	$ 816,287	$ 1,049,664	$ 488,777
Less: accumulated depreciation	(409,234)	(526,234)	(481,760)
Net book value	407,053	523,430	7,017
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross book value	17,494	22,496	22,496
Machinery [Member]
Property, Plant and Equipment [Line Items]
Gross book value	110,754	142,419	142,419
Office Equipment & Computers [Member]
Property, Plant and Equipment [Line Items]
Gross book value	222,849	286,561	274,456
Renovation [Member]
Property, Plant and Equipment [Line Items]
Gross book value	$ 465,190	$ 598,188	$ 49,406